Payroll and social security liabilities - Summary (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Non-current
Social security payable	$ 1,454	$ 1,570
Non-current payroll and social security liabilities	1,454	1,570
Current
Salaries payable	4,077	4,498
Social security payable	4,821	4,062
Provision for vacations	13,314	12,783
Provision for bonuses	10,523	16,014
Current payroll and social security liabilities	32,735	37,357
Total payroll and social security liabilities	$ 34,189	$ 38,927